Segmented Information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Summary of Operating Segments

The Corporation operates primarily in Canada, the United States and certain international locations, in two industry segments; Contract Drilling Services and Completion and Production Services. Contract Drilling Services includes drilling rigs, procurement and distribution of oilfield supplies, and the manufacture, sale and repair of drilling equipment. Completion and Production Services includes service rigs, oilfield equipment rental, and camp and catering services. The following disclosure has been expanded in the current and prior periods to comply with the updated IFRS 8 requirements and IFRIC agenda decisions on segment reporting.

Year ended December 31, 2024	Contract Drilling Services	Completion and Production Services	Corporate and Other	Inter- Segment Eliminations	Total
Revenue	$1,617,735	$294,817	$—	$(10,224)	$1,902,328
Earnings before income taxes, loss on investments and other assets, finance charges, foreign exchange, gain on asset disposals and depreciation and amortization	532,345	66,681	(77,805)	—	521,221
Depreciation and amortization	279,247	20,831	9,236	—	309,314
Gain on asset disposals	(8,745)	(4,524)	(2,879)	—	(16,148)
Foreign exchange	1,164	(46)	1,141	—	2,259
Finance charges	1,707	422	67,624	—	69,753
Loss on investments and other assets	—	—	1,484	—	1,484
Income taxes	38,869	9,155	(4,795)	—	43,229
Net earnings for reportable segments	220,103	40,843	(149,616)	—	111,330
Total assets	2,562,436	241,277	152,602	—	2,956,315
Capital expenditures	197,010	17,495	2,193	—	216,698

Year ended December 31, 2023	Contract Drilling Services	Completion and Production Services	Corporate and Other	Inter- Segment Eliminations	Total
Revenue	$1,704,265	$240,716	$—	$(7,127)	$1,937,854
Earnings before income taxes, gain on repurchase of unsecured senior notes, gain on acquisition, loss on investments and other assets, finance charges, foreign exchange, loss on asset decommissioning, gain on asset disposals and depreciation and amortization	630,761	51,224	(70,867)	—	611,118
Depreciation and amortization	269,133	14,654	13,770	—	297,557
Gain on asset disposals	(23,378)	(973)	(118)	—	(24,469)
Loss on asset decommissioning	9,592	—	—	—	9,592
Foreign exchange	229	(9)	(1,887)	—	(1,667)
Finance charges	1,489	467	81,458	—	83,414
Loss on investments and other assets	—	—	6,810	—	6,810
Gain on acquisition	—	—	(25,761)	—	(25,761)
Gain on repurchase of unsecured senior notes	—	—	(137)	—	(137)
Income taxes	(122,065)	(25,362)	123,962	—	(23,465)
Net earnings for reportable segments	495,761	62,447	(268,964)	—	289,244
Total assets	2,565,495	271,724	181,816	—	3,019,035
Capital expenditures	213,660	9,984	3,105	—	226,749

Summary of Operating Segments by Geographic Locations

The Corporation’s operations are carried on in the following geographic locations:

Year ended December 31, 2024	United States	Canada	International	Total
Revenue	$590,641	$1,106,163	$205,524	$1,902,328
Total assets	1,292,983	1,206,868	456,464	2,956,315

Year ended December 31, 2023	United States	Canada	International	Total
Revenue	$861,915	$929,639	$146,300	$1,937,854
Total assets	1,226,256	1,246,069	546,710	3,019,035